Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Shares		Additional Paid-in Capital	Retained earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Shares to be Issued	Non- controlling Interests	Total
Balance at Dec. 31, 2021		$ 31,370	[1]	$ 29,884,600	$ (16,607,654)	$ 43,408			$ 13,351,724
Balance (in Shares) at Dec. 31, 2021	[1]	392,125
Reverse stock split adjustment		$ 47	[1]	(47)
Reverse stock split adjustment (in Shares)	[1]	588
Issuance of common stock for direct offering cost		$ 534	[1]	145,603					146,137
Issuance of common stock for direct offering cost (in Shares)	[1]	6,667
Issuance of common stock for cash		$ 19,500	[1]	1,697,251					1,716,751
Issuance of common stock for cash (in Shares)	[1]	243,750
Net income (loss)			[1]		(5,645,376)				(5,645,376)
Foreign currency translation adjustment			[1]			(184,885)			(184,885)
Balance at Dec. 31, 2022		$ 51,451	[1]	31,727,407	(22,253,030)	(141,477)			9,384,351
Balance (in Shares) at Dec. 31, 2022		643,130
Issuance of common stock for cash			[1]				1,430,000		1,430,000
Acquisition of additional non-controlling interest			[1]					15,298,616	15,298,616
Conversion of bond to equity		$ 1,940,000	[1]	60,781,596					62,721,596
Conversion of bond to equity (in Shares)	[1]	24,250,000
Deconsolidation of discontinued operations			[1]					(15,207,524)	(15,207,524)
Net income (loss)			[1]		45,501,683			(82,302)	45,419,381
Foreign currency translation adjustment			[1]			(129,624)		(8,790)	(138,414)
Balance at Dec. 31, 2023		$ 1,991,451	[1]	92,509,003	23,248,653	(271,101)	1,430,000		118,908,006
Balance (in Shares) at Dec. 31, 2023	[1]	24,893,130
Reverse stock split adjustment		$ (2)	[1]	2
Reverse stock split adjustment (in Shares)	[1]	(16)
Conversion of bond to equity		$ 23,500	[1]	313,077					336,577
Conversion of bond to equity (in Shares)	[1]	293,750
Withdrawal of issuance of common stock for cash			[1]	(112,748)			(1,430,000)		(1,542,748)
Net income (loss)			[1]		(91,168,280)				(91,168,280)
Foreign currency translation adjustment			[1]			69,610			69,610
Balance at Dec. 31, 2024		$ 2,014,949	[1]	$ 92,709,334	$ (67,919,627)	$ (201,491)			$ 26,603,165
Balance (in Shares) at Dec. 31, 2024	[1]	25,186,864

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.